Annual Total Returns- Federated Hermes Government Obligations Tax-Managed Fund (Institutional Shares Only) [BarChart] - Institutional Shares Only - Federated Hermes Government Obligations Tax-Managed Fund - IS	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.01%	0.01%	0.01%	0.01%	0.01%	0.23%	0.71%	1.67%	2.04%	0.37%